Inventories - Disclosure of detailed information about inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Inventories [Abstract]
Gold dore on hand	$ 10,216	$ 0
Gold-in-process	2,229	0
Ore stockpiles	12,117	0
Supplies	18,268	0
Total inventories	$ 42,830	$ 0